Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 9,436	$ 29,347
Short-term bank deposits	27,100	21,135
Other current assets	1,242	1,227
TOTAL CURRENT ASSETS	37,778	51,709
NON-CURRENT ASSETS:
Restricted bank deposits	506
Property and equipment, net	6,949	8,921
Right-of-use assets	3,088
Long-term prepaid expenses	300	48
TOTAL NON-CURRENT ASSETS	10,843	8,969
TOTAL ASSETS	48,621	60,678
CURRENT LIABILITIES-
Accounts payable and accruals: Trade	3,330	1,193
Accounts payable and accruals: Other	4,238	2,944
Deferred revenue	386	290
Lease liabilities	774	347
TOTAL CURRENT LIABILITIES	8,728	4,774
NON-CURRENT LIABILITIES-
Severance pay obligations, net	163	99
Deferred revenue	1,723	2,263
Lease liabilities	2,167	449
TOTAL NON-CURRENT LIABILITIES	4,053	2,811
TOTAL LIABILITIES	12,781	7,585
COMMITMENTS
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.01 par value; Authorized as of December 31, 2019 and 2018, 70,000,000 shares; issued and outstanding as of December 31, 2019 and 2018, 35,882,928 and 35,881,128 shares, respectively	73	73
Accumulated other comprehensive income (loss)	(8)	41
Additional paid in capital	235,974	233,721
Warrants	7,904	7,904
Accumulated deficit	(208,103)	(188,646)
TOTAL SHAREHOLDERS' EQUITY	35,840	53,093
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 48,621	$ 60,678